Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Interest income
Loans	[1]	$ 11,076	$ 10,619	$ 6,418	$ 21,695	$ 12,412
Securities	[1]	1,645	1,458	500	3,103	858
Securities purchased under resale agreements and securities borrowed	[1]	368	336	71	704	118
Deposits with financial institutions	[1]	781	743	103	1,524	167
Interest income	[1]	13,870	13,156	7,092	27,026	13,555
Interest expense
Deposits		8,652	7,834	2,024	16,486	3,597
Subordinated debentures		110	105	55	215	100
Other		642	648	540	1,290	1,041
Interest expenses		9,404	8,587	2,619	17,991	4,738
Net interest income		4,466	4,569	4,473	9,035	8,817
Non-interest income
Card revenues		190	201	207	391	397
Banking services fees		462	469	430	931	867
Credit fees		447	466	397	913	798
Mutual funds		527	532	575	1,059	1,203
Brokerage fees		269	279	287	548	585
Investment management and trust		256	253	254	509	510
Underwriting and advisory fees		154	102	137	256	309
Non-trading foreign exchange		227	232	216	459	441
Trading revenues		389	634	453	1,023	1,062
Net gain on sale of investment securities		56	44	1	100	3
Net income from investments in associated corporations		64	16	84	80	175
Insurance underwriting income, net of claims		123	112	105	235	206
Other fees and commissions		282	186	145	468	301
Other		17	(115)	178	(98)	317
Total non-interest income		3,463	3,411	3,469	6,874	7,174
Total revenue		7,929	7,980	7,942	15,909	15,991
Provision for credit losses		709	638	219	1,347	441
Profit from operating activity		7,220	7,342	7,723	14,562	15,550
Non-interest expenses
Salaries and employee benefits		2,425	2,340	2,175	4,765	4,455
Premises and technology		657	640	590	1,297	1,176
Depreciation and amortization		412	406	381	818	756
Communications		101	94	93	195	183
Advertising and business development		139	136	108	275	217
Professional		187	175	195	362	387
Business and capital taxes		158	161	132	319	272
Other		497	512	485	1,009	936
Total non-interest expenses		4,576	4,464	4,159	9,040	8,382
Income before taxes		2,644	2,878	3,564	5,522	7,168
Income tax expense		485	1,106	817	1,591	1,681
Net income		2,159	1,772	2,747	3,931	5,487
Net income attributable to non-controlling interests in subsidiaries		26	40	78	66	166
Net income attributable to equity holders of the Bank		2,133	1,732	2,669	3,865	5,321
Preferred shareholders and other equity instrument holders		104	101	74	205	118
Common shareholders		$ 2,029	$ 1,631	$ 2,595	$ 3,660	$ 5,203
Earnings per common share (in dollars)
Basic	[2]	$ 1.7	$ 1.37	$ 2.16	$ 3.07	$ 4.32
Diluted	[2]	1.69	1.36	2.16	3.04	4.3
Dividends paid per common share (in dollars)		$ 1.03	$ 1.03	$ 1	$ 2.06	$ 2

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $13,384 for the three months ended April 30, 2023 (January 31, 2023 – $12,710; April 30, 2022 – $6,915) and for the six months ended April 30, 2023 – $26,094 (April 30, 2022 – $13,246).
[2]	Earnings per share calculations are based on full dollar and share amounts.